Related Party Balance and Transactions (Details)																														1 Months Ended	12 Months Ended
	Oct. 14, 2025 USD ($)	Oct. 14, 2025 CNY (¥)	Jun. 25, 2025 CNY (¥)	Mar. 27, 2025 USD ($)	Mar. 27, 2025 CNY (¥)	Jan. 09, 2025 USD ($)	Jan. 09, 2025 CNY (¥)	Aug. 20, 2024 CNY (¥)	Jul. 31, 2024	Jul. 23, 2024 CNY (¥)	Jun. 28, 2024 USD ($)	Jun. 28, 2024 CNY (¥)	Jun. 19, 2024 USD ($)	Jun. 19, 2024 CNY (¥)	Apr. 26, 2024 USD ($)	Apr. 26, 2024 CNY (¥)	Mar. 08, 2024 USD ($)	Mar. 08, 2024 CNY (¥)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Jun. 13, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Nov. 04, 2022 USD ($)	Nov. 04, 2022 CNY (¥)	Sep. 22, 2022 USD ($)	Sep. 22, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Aug. 31, 2023 CNY (¥)	Dec. 31, 2026 USD ($)	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Sep. 25, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 CNY (¥)	May 16, 2023 USD ($)	May 16, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Aug. 04, 2022 USD ($)	Aug. 04, 2022 CNY (¥)	Jul. 02, 2022
Related Party Balance and Transactions [Line Items]
Provided for credit loss																																	$ 210,686		$ 113,854		$ 3,428,033
Loan amount																																	918,261		9,145,337		3,867,883
Returned the loan																																	3,252,870		8,797,497		155,347
Unpaid consideration | ¥																																				¥ 8,960,000
Bank loan interest rate									50.00%	0.05%
Line of credit bankers acceptance note																																					1,254,161			¥ 8,770,472
Commercial notes																																					673,555			4,710,236
Unsecured amount of banker’s acceptance note																																					580,606			4,060,236
Revolving credit															$ 128,698	¥ 900,000
Unsecured commercial notes																																	2,707,198		6,853,541
CCB Qianxinan Branch [Member]
Related Party Balance and Transactions [Line Items]
Bank loan						$ 42,899,429	¥ 300,000,000
Interest rate loan percentage						0.70%	0.70%
Everbright Bank [Member]
Related Party Balance and Transactions [Line Items]
Deposits																																	$ 1,804,798		6,853,541
Shanghai HuiYang Investment Co. [Member]
Related Party Balance and Transactions [Line Items]
Percentage of shareholder equity																																	5.40%
Mr. Jianfeng Zhu [Member]
Related Party Balance and Transactions [Line Items]
Percentage of shareholder equity																																	14.19%
Ms. Jing Ji [Member]
Related Party Balance and Transactions [Line Items]
Percentage of shareholder equity																																	46.00%
Haicheng Shenhe [Member]
Related Party Balance and Transactions [Line Items]
Percentage of shareholder equity																																	9.6451%
Guizhou Yilong New Area Industrial Development and Investment Co., Ltd. [Member]
Related Party Balance and Transactions [Line Items]
Percentage of shareholder equity																																	3.0864%
Purchase Agreement [Member]
Related Party Balance and Transactions [Line Items]
Gross consideration (in Yuan Renminbi) | ¥																													¥ 40,000,000
Paid consideration (in Yuan Renminbi) | ¥																													¥ 10,000,000	¥ 5,000,000						¥ 5,000,000
Unpaid consideration | ¥								¥ 8,960,000																										¥ 6,430,000
Purchase Agreement [Member] | Forecast [Member]
Related Party Balance and Transactions [Line Items]
Unpaid consideration																															$ 1,429,981	¥ 10,000,000
Financing Contract [Member]
Related Party Balance and Transactions [Line Items]
Obtain a loan																											$ 2,859,962	¥ 20,000,000
Sales and leaseback financing contract																			$ 2,144,971	¥ 15,000,000			$ 2,859,962	¥ 20,000,000	$ 5,719,924	¥ 40,000,000
Lease term																			October 27, 2023 to October 26, 2025	October 27, 2023 to October 26, 2025			February 7, 2023 to February 6, 2025	February 7, 2023 to February 6, 2025	November 10, 2022 to November 9, 2025	November 10, 2022 to November 9, 2025
Credit Facility Agreement [Member]
Related Party Balance and Transactions [Line Items]
Line of credit with bank																																			7,149,905		7,149,905	¥ 50,000,000		50,000,000
Collateral amount | ¥																																							¥ 50,000,000
Finance Lease Agreement [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																					5.80%	5.80%
Principal of the contract																					$ 4,183,816	¥ 29,257,844
Line of Credit Facility Agreement [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate			0.20%							0.05%
Revolving credit										¥ 7,000,000			$ 1,000,987	¥ 7,000,000
Repaid the loan (in Yuan Renminbi) | ¥			¥ 7,000,000
Loan Agreement [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate				4.00%	4.00%
Bank loan				$ 4,146,945	¥ 29,000,000
Revolving Credit [Member] | Credit Facility Agreement [Member]
Related Party Balance and Transactions [Line Items]
Obtained credit amount																																											$ 14,299,810		$ 4,289,943	¥ 30,000,000
Line of credit with bank | ¥																																												¥ 100,000,000
Line of Credit [Member] | Credit Facility Agreement [Member]
Related Party Balance and Transactions [Line Items]
Line of credit with bank																																			4,046,846		4,046,846	¥ 28,300,000		¥ 28,300,000
Haicheng Shenhe [Member]
Related Party Balance and Transactions [Line Items]
Provided for credit loss																																	$ 326,957
Haicheng Shenhe [Member] | Product [Member]
Related Party Balance and Transactions [Line Items]
Purchase from related party																																	1,330				221,207
Zhongna Times [Member]
Related Party Balance and Transactions [Line Items]
Loan amount																																	695,652	5,000,000
Returned the loan																																	1,196,522	8,600,000
Zhongna Times [Member] | Related Party [Member]
Related Party Balance and Transactions [Line Items]
Loan amount																																	69,565	500,000
Mr. Yong Sun [Member]
Related Party Balance and Transactions [Line Items]
Loan amount																																	518,261	3,725,000
Returned the loan																																	124,916	897,835
Mr. Jianfeng Zhu [Member]
Related Party Balance and Transactions [Line Items]
Loan amount																																	278,261	2,000,000
Shenzhen Zhuhai [Member]
Related Party Balance and Transactions [Line Items]
Returned the loan																																	$ 153,044	1,100,000
Zhuhai Investment [Member]
Related Party Balance and Transactions [Line Items]
Annual interest rate percentage																																	4.00%
Purchase from related party																																			12,376
Mr. Haiping Hu [Member]
Related Party Balance and Transactions [Line Items]
Loan amount																																	222,609	1,600,000
Returned the loan																																	2,056,348	14,780,000
Interest accrued																																	192,366	¥ 1,382,627
Zhihai Yuncheng [Member] | Service [Member]
Related Party Balance and Transactions [Line Items]
Purchase from related party																																	$ 59,065		$ 32,776
Sunrise Guizhou [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																	9.504%	9.504%
Line of credit bankers acceptance note | ¥																																										¥ 10,000,000
Revolving credit											$ 14,299,810	¥ 100,000,000					$ 14,299,810	¥ 100,000,000
Sunrise Guizhou [Member] | Revolving Credit [Member]
Related Party Balance and Transactions [Line Items]
Obtained credit amount																																															$ 2,859,962	¥ 20,000,000
Sunrise Guizhou [Member] | Line of Credit [Member]
Related Party Balance and Transactions [Line Items]
Collateral amount																																									$ 2,859,962	20,000,000
Line of credit bankers acceptance note																																									1,429,981
Sunrise Guizhou [Member] | SPD Bank [Member]
Related Party Balance and Transactions [Line Items]
Obtained credit amount																																									$ 7,149,905	¥ 50,000,000
Risheng [Member] | Financing Contract [Member]
Related Party Balance and Transactions [Line Items]
Sales and leaseback financing contract	$ 857,989	¥ 6,000,000
WeBank [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate															9.504%	9.504%
Minimum [Member] | Credit Facility Agreement [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																																	2.00%	2.00%	2.00%	2.00%
Maximum [Member] | Credit Facility Agreement [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																																	4.50%	4.50%	4.50%	4.50%
Sunrise Tech [Member] | Purchase Agreement [Member]
Related Party Balance and Transactions [Line Items]
Acquire percentage																													100.00%																				100.00%